Summary Prospectus September 30, 2010

Loomis Sayles Multi-Asset Real Return Fund

Ticker Symbol: Class A (MARAX) and Class C (MARCX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.ga.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated September 30, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks to maximize real returns consistent with prudent investment management.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 16 of the Prospectus and on page 85 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (estimated for the current fiscal year)	2.24%	2.24%
Acquired Fund Fees and Expenses[1]	0.05%	0.05%
Total annual fund operating expenses	3.29%	4.04%
Fee waiver and/or expense reimbursement[2]	1.89%	1.89%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.40%	2.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for nineteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$ 586	$318	$218
3 years	$1,144	$950	$950

1	“Acquired Fund Fees and Expenses” are the expenses indirectly incurred by the Fund as a result of its investments in investment companies and other pooled investment vehicles. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.35% and 2.10% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% and 2.10% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking “real returns” (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period.

In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser’s robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The portfolio management team expects to actively evaluate investment ideas and market and economic conditions as they purchase and sell securities, with the goal of continually optimizing the Fund’s portfolio.

Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, convertible preferred debt, Rule 144A securities, real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. (“Fitch”) or Standard & Poor’s Ratings Group (“S&P”)) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.

Equity Investments. Under normal market conditions, the Fund expects to invest up to 35% of its total assets in equity securities and derivatives that have returns related to the returns on equity securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, equity-linked securities and other equity

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interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds (“ETFs”), unit investment trusts, and other pooled investment vehicles that may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.

Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in foreign currency futures contracts, investing in options on foreign currencies and foreign currency futures, cross-hedging between two or more currencies, investing directly in foreign currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in foreign currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure will not be counted toward the 30% limitation in investments in currencies.

Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Commodity Subsidiary”), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.

Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The Fund’s use of derivatives will cause it to be leveraged. Through its use of derivatives, the notional value of the Fund’s long and short investment exposures may at times each reach 100% of the assets invested in the Fund (excluding the use of interest rate futures and related options specifically used for duration management), although these exposures may be higher or lower at any given time.

The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. Government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. Government securities.

Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

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Commodity Investments Risk: Because a significant portion of the Fund’s assets may be invested in commodity-linked and commodity-related investments, the Fund may be subject to the risks of investing in commodities. Exposure to the commodity-linked and other commodity-related investments may subject the Fund to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Commodity-linked instruments may be more volatile than the underlying commodities. The Fund intends to gain exposure to commodities in whole or in significant part indirectly by investing in the Commodity Subsidiary, a non-U.S. entity that will be treated as a corporation for U.S. federal income tax purposes. The Fund’s ability to invest in commodity-linked instruments, and the means through which any such investments may be made, will be limited by tax considerations.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may invest a significant portion of its assets in currency-related instruments and therefore may be subject to currency risk. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. The Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts; however, it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. Although the Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks also are associated with foreign securities.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

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Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to the Fund’s performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Kevin Kearns, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

David Rolley, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

Laura Sarlo, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$ 50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$ 500	$100

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

UMA77-0910

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Summary Prospectus September 30, 2010

Loomis Sayles Multi-Asset Real Return Fund

Ticker Symbol: Class Y (MARYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.ga.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated September 30, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks to maximize real returns consistent with prudent investment management.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.75%
Other expenses (estimated for the current fiscal year)	2.24%
Acquired Fund Fees and Expenses[1]	0.05%
Total annual fund operating expenses	3.04%
Fee waiver and/or expense reimbursement[2]	1.89%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for nineteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$117
3 years	$651
1	“Acquired Fund Fees and Expenses” are the expenses indirectly incurred by the Fund as a result of its investments in investment companies and other pooled investment vehicles. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10% of the Fund’s average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking “real returns” (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period.

In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser’s robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The portfolio management team expects to actively evaluate investment ideas and market and economic conditions as they purchase and sell securities, with the goal of continually optimizing the Fund’s portfolio.

Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, convertible preferred debt, Rule 144A securities, real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. (“Fitch”) or Standard & Poor’s Ratings Group (“S&P”)) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.

Equity Investments. Under normal market conditions, the Fund expects to invest up to 35% of its total assets in equity securities and derivatives that have returns related to the returns on equity securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds (“ETFs”), unit investment trusts, and other pooled investment vehicles that may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.

Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in foreign currency futures contracts, investing in options on foreign currencies and foreign currency futures, cross-hedging between two or more currencies, investing directly in foreign currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in foreign currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure will not be counted toward the 30% limitation in investments in currencies.

Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps,

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futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Commodity Subsidiary”), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.

Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The Fund’s use of derivatives will cause it to be leveraged. Through its use of derivatives, the notional value of the Fund’s long and short investment exposures may at times each reach 100% of the assets invested in the Fund (excluding the use of interest rate futures and related options specifically used for duration management), although these exposures may be higher or lower at any given time.

The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. Government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. Government securities.

Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Commodity Investments Risk: Because a significant portion of the Fund’s assets may be invested in commodity-linked and commodity-related investments, the Fund may be subject to the risks of investing in commodities. Exposure to the commodity-linked and other commodity-related investments may subject the Fund to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Commodity-linked instruments may be more volatile than the underlying commodities. The Fund intends to gain exposure to commodities in whole or in significant part indirectly by investing in the Commodity Subsidiary, a non-U.S. entity that will be treated as a corporation for U.S. federal income tax purposes. The Fund’s ability to invest in commodity-linked instruments, and the means through which any such investments may be made, will be limited by tax considerations.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

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Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may invest a significant portion of its assets in currency-related instruments and therefore may be subject to currency risk. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. The Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts; however, it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. Although the Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks also are associated with foreign securities.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

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Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to the Fund’s performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Kevin Kearns, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

David Rolley, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

Laura Sarlo, Vice President of the Adviser, has served as co-portfolio manager of the Fund since September 2010.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Adviser or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.
•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.
•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.
•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).
•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YUMA77-0910

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